Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)	2021	2020
Land	$5,156	2,615
Office buildings and improvements	17,445	12,074
Furniture and equipment	12,841	12,497
	35,442	27,186
Accumulated depreciation	(18,069)	(17,053)
	$17,373	10,133